Financial Risk Management - Summary of Credit Risk Regional Concentration due Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 214,703,151	₩ 196,018,330
Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	214,712,054	196,025,468
Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(8,903)	(7,138)
Due from financial institutions measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	29,500,768	28,362,387
Due from financial institutions measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,764,604	21,050,655
Due from financial institutions measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,247,976	2,875,748
Due from financial institutions measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,488,188	4,435,984
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 29,503,511	₩ 28,365,356
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,765,088	₩ 21,051,229
%	73.77%	74.21%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,248,004	₩ 2,875,884
%	7.62%	10.14%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,490,419	₩ 4,438,243
%	18.61%	15.65%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,743)	₩ (2,969)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(484)	(574)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(28)	(136)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,231)	(2,259)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	69,469	200,742
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	69,469	200,742
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 69,469	₩ 200,742
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 69,469	₩ 200,742
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	61,787,727	63,002,692
Securities measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	56,691,217	56,920,225
Securities measured at fair value through profit or loss | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,934,339	3,334,888
Securities measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,162,171	2,747,579
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 61,787,727	₩ 63,002,692
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 56,691,217	₩ 56,920,225
%	91.75%	90.35%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,934,339	₩ 3,334,888
%	4.75%	5.29%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,162,171	₩ 2,747,579
%	3.50%	4.36%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	9,446,134	3,721,370
Derivative financial assets | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,830,565	1,639,657
Derivative financial assets | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,351,969	753,896
Derivative financial assets | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,281,270	370,787
Derivative financial assets | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	212,710	117,964
Derivative financial assets | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	435,592	96,438
Derivative financial assets | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,334,028	742,628
Derivative financial assets | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 9,446,134	₩ 3,721,370
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,830,565	₩ 1,639,657
%	51.14%	44.06%
Derivative financial assets | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,351,969	₩ 753,896
%	14.31%	20.26%
Derivative financial assets | Gross Carrying Amount [Member] | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,281,270	₩ 370,787
%	13.56%	9.96%
Derivative financial assets | Gross Carrying Amount [Member] | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 212,710	₩ 117,964
%	2.25%	3.17%
Derivative financial assets | Gross Carrying Amount [Member] | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 435,592	₩ 96,438
%	4.61%	2.59%
Derivative financial assets | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,334,028	₩ 742,628
%	14.13%	19.96%
Derivative financial assets | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	55,610,319	56,259,511
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	51,039,864	51,484,332
Securities measured at fair value through other comprehensive income | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,459,063	1,417,898
Securities measured at fair value through other comprehensive income | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,111,392	3,357,281
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 55,610,319	₩ 56,259,511
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 51,039,864	₩ 51,484,332
%	91.78%	91.51%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,459,063	₩ 1,417,898
%	2.63%	2.52%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,111,392	₩ 3,357,281
%	5.59%	5.97%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,288,734	44,471,628
Securities measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	51,828,946	41,908,971
Securities measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,918,150	1,187,961
Securities measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,541,638	1,374,696
Securities measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,294,894	₩ 44,475,797
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 51,832,992	₩ 41,912,154
%	88.92%	94.24%
Securities measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,919,413	₩ 1,188,427
%	6.72%	2.67%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,542,489	₩ 1,375,216
%	4.36%	3.09%
Securities measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (6,160)	₩ (4,169)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(4,046)	(3,183)
Securities measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,263)	(466)
Securities measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (851)	₩ (520)